Note Payable - Seller (Details) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Nov. 13, 2018	Apr. 15, 2020	Aug. 29, 2018	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2016
Disclosure Of Notes Payable By Seller [Line Items]
Notes bears interest rate	5.00%	10.00%		5.50%
Maturity date of note	Jun. 30, 2019		Feb. 28, 2019	Sep. 09, 2017
Default interest rate				8.00%
Repayments				$ 9,000
Principal of note payable				891,000	$ 900,000	$ 900,000
Howco [Member]
Disclosure Of Notes Payable By Seller [Line Items]
Issuance of note payable							$ 900,000
Notes bears interest rate					5.50%
Maturity date of note					Sep. 09, 2017
Default interest rate					8.00%
Accrued interest				305,495	$ 269,682	$ 197,485
Principal of note payable				$ 891,000	$ 900,000